SUBSEQUENT EVENTS (Details)			1 Months Ended				9 Months Ended	12 Months Ended
	Mar. 06, 2019 USD ($)	Dec. 02, 2018	May 31, 2019 shares	Apr. 30, 2019 shares	Dec. 31, 2018 USD ($) ft²	Dec. 17, 2018	Jun. 30, 2019 USD ($) ft²	Sep. 30, 2018 USD ($) ft²	Dec. 14, 2018 USD ($) Installments Days
Subsequent Event [Line Items]
Accrued interest	$ 1,770
Loan amount							$ 24,092
Debt issuance cost							$ 11,475
Area of leased facility | ft²					1,700		1,700	1,000
Lease term					3 years		3 years
Percentage of annual increases of base rent					4.00%
Monthly rental cost					$ 3,630		$ 3,630	$ 1,500
Lease expiration date		Nov. 30, 2021			Nov. 30, 2021			Nov. 30, 2018
CEO [Member]
Subsequent Event [Line Items]
Common stock issued | shares				6,000,000
Thomas Mahoney [Member]
Subsequent Event [Line Items]
Common stock issued | shares			50,000
Three Sub Leassors [Member]
Subsequent Event [Line Items]
Area of leased facility | ft²					1,000
Monthly rental cost					$ 1,500
WebBank [Member]
Subsequent Event [Line Items]
Loan amount									$ 59,751
Debt issuance cost									$ 15,491
Number of installments | Installments									308
Amount paid in installments									$ 194
Number of paid days | Days									432
Notes Receivable [Member]
Subsequent Event [Line Items]
Interest rate						35.00%
Maturity date						Feb. 10, 2019
Accrued interest	$ 1,770